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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ x ]; Amendment Number: 1

    This Amendment (Check only one.):  [ x ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         March Partners LLC
Address:      888 Seventh Avenue, Suite 1608
              New York, NY 10106


Form 13F File Number: 28-6311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kenneth Berkow
Title:        Controller
Phone:        212-489-3388

Signature, Place, and Date of Signing:

    /s/ Kenneth Berkow         New York, NY        11/12/01
    ____________________     _______________    _________________
        [Signature]           [City, State]         [Date]





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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     65

Form 13F Information Table Value Total:     $170,423
                                            [Thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                       MARCH PARTNERS LLC
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2001

   COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5             COLUMN 6          COLUMN 7      COLUMN 8
   ---------         --------     --------     --------       --------             ---------         --------     ----------

                                               MARKET                         INVESTMENT DISCRETION            VOTING AUTHORITY
                      TITLE        CUSIP       VALUE     SHRD OR  SH/  SH/    (a) (b)      (c)        OTHER    (a)    (b)    (c)
NAME OF ISSUER        OF CLASS     NUMBER      (x1000s)  PRN AMT  PRN  CALL   SOLE SHRD  SHRD OTHR   MANAGERS  SOLE  SHARED  NONE
--------------        --------     ------      -------   -------  ---  ----   ---- ---- -----------  --------  ----  ------  ----

ALLIANCE FOREST
  PRODUCTS INC.      Common Stock  01859J108      776    50,000              Sole                    None       50,000
AMERICAN
  INTERNATIONAL
  GROUP              Common Stock  026874107    2,502    32,072              Sole                    None       32,072
AMERICAN WATER
  WORKS INC.         Common Stock  030411102      790    20,000              Sole                    None       20,000
AMERISOURCEBERGEN
  CORP               Common Stock  03073E105      993    14,000              Sole                    None       14,000
ANDERSON EXPLORATION
  LTD.               Common Stock  33901109     1,757    70,000              Sole                    None       70,000
ARNOLD INDUSTRIES
  INC                Common Stock  042595108    5,955   287,700              Sole                    None       287,700
AXYS PHARMACEUTICALS
  INC                Common Stock  054635107      561   184,000              Sole                    None       184,000
BAXTER INTERNATIONAL
  INC                Common Stock  071813125        1    27,000              Sole                    None       27,000
CNA SURETY
  CORPORATION        Common Stock  12612L108    1,402   103,500              Sole                    None       103,500
BARD (C.R.) INC.     Common Stock  067383109   10,129   199,000              Sole                    None       199,000
CAL FED BANCORP INC  Common Stock  130209604       40    16,100              Sole                    None       16,100
CARDINAL HEALTH INC  Common Stock  14149Y108    2,912    39,375              Sole                    None       39,375
CENTURYTEL INC       Common Stock  156700106    6,030   180,000              Sole                    None       180,000
COMPANIA ANONIMA
  NACIONAL TELEFONOS
  DE VENEZUELA
  (CANTV)            Common Stock  204421101    4,956   215,000              Sole                    None       215,000
COMPAQ COMPUTER CORP Common Stock  204493100    1,662   200,000              Sole                    None       200,000
CONECTIV             Common Stock  206829103    3,518   149,700              Sole                    None       149,700
CONESTOGA
  ENTERPRISES INC.   Common Stock  207015108    1,857    80,898              Sole                    None       80,898
CONSTELLATION ENERGY
  GROUP INC.         Common Stock  210371100    3,993   165,000              Sole                    None       165,000




COOPER INDUSTRIES
  INC                Common Stock  216669101    6,843   165,000              Sole                    None       165,000
DEAN FOODS CO.       Common Stock  242361103    2,743    59,300              Sole                    None       59,300
DEUTSCHE TELEKOM
  AG-SPON ADR        SPONSORED ADR 251566105      388    25,000              Sole                    None       25,000
EL PASO CORP         Common Stock  28336L109    1,155    27,798              Sole                    None       27,798
EXPEDIA INC          Common Stock  302125109    2,429   100,000              Sole                    None       100,000
GPU INC              Common Stock  36225X100    3,895    96,500              Sole                    None       96,500
GENERAL ELECTRIC CO  Common Stock  369604103      647    17,400              Sole                    None       17,400
GLOBAL MARINE INC.   Common Stock  379352404    2,520   180,000              Sole                    None       180,000
HELLER FINANCIAL INC Common Stock  423328103   10,554   200,000              Sole                    None       200,000
HOMESTAKE
  MINING COMPANY     Common Stock  437614100    2,438   265,000              Sole                    None       265,000
HONEYWELL
  INTERNATIONAL INC  Common Stock  438516106    4,103   155,400              Sole                    None       155,400
ILLUMINET HOLDINGS
  INC                Common Stock  452334105    3,395    88,600              Sole                    None       88,600
JOHNSON & JOHNSON    Common Stock  478160104    3,080    55,598              Sole                    None       55,598
LOUIS DREYFUS
  NATURAL GAS        Common Stock  546011107    1,712    44,000              Sole                    None       44,000
LUCENT TECHNOLOGIES
  INC                Common Stock  549463107    1,203   210,000              Sole                    None       210,000
MERRILL LYNCH &
  CO INC             Common Stock  590188108    1,015    25,000              Sole                    None       25,000
NASDAQ-100 INDEX
  TRACKING STOCK     Common Stock  631100104    1,739    60,000              Sole                    None       60,000
NIAGARA MOHAWK
  HOLDINGS INC       Common Stock  653520106    4,901   288,800              Sole                    None       288,800
ORION POWER
  HOLDINGS INC       Common Stock  686286105    1,005    40,000              Sole                    None       40,000
PEPSICO INC          Common Stock  713448108    2,183    45,000              Sole                    None       45,000
PHILLIPS PETROLEUM
  CO                 Common Stock  718507106    3,823    70,880              Sole                    None       70,880
PITTSBURGH FINANCIAL
  CORPORATION        Common Stock  725098107      281    23,900              Sole                    None       23,900
PRODIGY COMMUNICATIONS
  CORP. CL-A         Common Stock  74283P206    1,488   270,000              Sole                    None       270,000
PROGRESS ENERGY INC  Common Stock  743263AA3       21    47,000              Sole                    None       47,000
RGS ENERGY GROUP INC Common Stock  74956K104    1,265    32,700              Sole                    None       32,700
RALSTON PURINA CO    Common Stock  751277302    7,806   238,000              Sole                    None       238,000
ROCKWELL COLLINS     Common Stock  774341101    2,853   200,900              Sole                    None       200,900
ROGERS WIRELESS
  COMMUNICATIONS,
  INC.               Common Stock  775315104      476    45,000              Sole                    None       45,000
SENSORMATIC
  ELECTRONICS CORP.  Common Stock  817265101   12,898   547,000              Sole                    None       547,000
SUIZA FOODS CORP.    Common Stock  865077101    1,604    25,400              Sole                    None       25,400
TEXACO INC           Common Stock  881694103    6,845   105,300              Sole                    None       105,300
US BANCORP           Common Stock  902973304      952    42,925              Sole                    None       42,925
VALERO ENERGY CORP   Common Stock  91913Y100    3,879   110,500              Sole                    None       110,500




WASHINGTON MUTUAL
  INC                Common Stock  939322103    2,917    75,800              Sole                    None       75,800
WESTCOAST ENERGY INC Common Stock  9751D102     3,182   125,000              Sole                    None       125,000
WILLAMETTE
  INDUSTRIES         Common Stock  969133107    6,290   139,800              Sole                    None       139,800
WILLIAMS COS INC     Common Stock  969457100      687    25,169              Sole                    None       25,169
WORLDCOM INC -
  MCI GROUP          Common Stock  98157D304      624    41,000              Sole                    None       41,000
WORLDCOM
  INC-WORLDCOM GROUP Common Stock  98157D106      275    18,300              Sole                    None       18,300
YONKERS FINANCIAL
  CORP.              Common Stock  986073104      230    10,500              Sole                    None       10,500
AMERICAN
  INTERNATIONAL
  GROUP              Common Stock  026874107      255       250    Call      Sole                    None       Sole
DEVON ENERGY         Common Stock  25179M103      240       500    Call      Sole                    None       Sole
PEPSICO INC          Common Stock  713448108      540       250    Call      Sole                    None       Sole
LUCENT TECHNOLOGIES
  INC                Common Stock  549463107      440     1,000    Put       Sole                    None       Sole
NASDAQ-100 INDEX
  TRACKING STOCK     Common Stock  631100104      660       600    Put       Sole                    None       Sole
EXPEDIA INC          Common Stock  302125109    1,680     1,000    Put       Sole                    None       Sole
LUCENT TECHNOLOGIES
  INC                Common Stock  549463107      430     1,000    Put       Sole                    None       Sole

                                   Total      170,423


























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